Convertible Promissory Notes in Default and Due On Demand	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Notes
Convertible Promissory Notes in Default and Due On Demand

CONVERTIBLE PROMISSORY NOTES IN DEFAULT AND DUE ON DEMAND

Convertible Notes

On January 5, 2010, pursuant to a Securities Purchase Agreement (the “Securities Purchase Agreement”) with 128 accredited investors (the “Investors”), BPGI sold 6,000,000 units for aggregate gross proceeds of $12,000,000, each unit consisting of an 8% senior convertible promissory note in the principal amount of $2.00 and one Common Stock purchase warrant (collectively, the “Investor Warrants”). By agreement with the Investors, each investor received: (i) a single Note representing the aggregate number of Notes purchased by them as part of the units (each, a “Note” and collectively, the “Notes”) and (ii) a single Investor Warrant exercisable at $2.40 per share subject to certain anti-dilution provisions. The majority of this debt is guaranteed by third-parties and our CEO, Mr. Qu, and a portion is secured by our inventories and fixed assets.

The Notes originally bore interest at 8% per annum, payable quarterly in arrears on the last day of each fiscal quarter of the Company. Principal was originally due on January 5, 2012. Each Note, plus all accrued but unpaid interest thereon, is convertible, in whole but not in part, at any time at the option of the holder, into shares of Common Stock at a conversion price of $2.00 per share, subject to adjustments for certain anti-dilution provisions.

The Convertible Notes were initially recorded at a discounted carrying amount of zero as a result of having allocated a portion of the proceeds to (i) the fair value of the warrants, which were recorded as liabilities stated at fair value, and (ii) a beneficial conversion feature that was not bifurcated as a free standing derivative at the time of issuance or at subsequent reporting dates based on periodic classification assessments. Accretion of the note discount amounted to $0 and $0 for the three months ended March 31, 2014 and 2013, respectively. Accretion of the note discount amounted to $0 and $0 for the nine months ended March 31, 2014 and 2013, respectively. Accretion of the discount was recorded as a component of interest expense in the accompanying statements of income and comprehensive income. Contractual interest expense amounted to $228,542 and $253,935 for the three months ended March 31, 2014 and 2013, respectively. Contractual interest expense amounted to $724,412 and $815,326 for the nine months ended March 31, 2014 and 2013, respectively.

The Notes contain certain events of default, including non-payment of interest or principal when due, bankruptcy, failure to maintain a listing of the Common Stock or to make required filings on a timely basis. No premium is payable by us if an event of default occurs. However,upon an Event of Default, and provided no more than 50% of the aggregate face amount of the Notes have been converted, the Investors holding Notes have the right to receive a portion, based on their pro-rata participation in the transaction, of 1,000,000 shares of our Common Stock that have been placed in escrow by our principal shareholder. The shares in escrow will be returned to our principal shareholder when 50% of the aggregate face amount of the Notes has been converted or, if later, when the Notes are repaid.

On December 31, 2011, the Company’s Chinese operating subsidiary determined it was unable to convert a sufficient amount of RMB needed to repay the notes on their original maturity date of January 5, 2012. As a result, the Company entered into a series of amendments to the Notes with Euro Pacific as representative of the Investors to extend to the maturity date and increase the interest rate on the Notes. Pursuant to the fourth amendment, the maturity date of the notes was extended to April 5, 2013 and the interest rate was increased to 12% per annum. In October 2013, the Company paid $400,000 towards the principal. In March 2014, the Company paid $446,450 towards the principal. The outstanding balance of the Notes amounted to $7,618,050 and $8,464,500 as of March 31, 2014 and June 30, 2013, respectively. The Company and Euro Pacific, the representative of the investors of the Notes,signed a fifth amendment to the Notes. The fifth amendment further extends the maturity date of the Notes to April 5, 2016 (See Note 23).

The Company has been in temporary default of this obligation at the previously extended maturity dates. Should the Company be unable to repay the notes in time and in the absence of a further extension of the maturity date, this circumstance would constitute an event of default under the terms of loan agreement. The Company cannot predict what the implications of the non-payment of the loan would be other than it would continue to experience difficulty converting sufficiency currency and will maintain an escrow account of restricted funds intended to secure their repayment. The non-payment of the notes could have a material adverse effect on the Company should the note holders pursue further action.

On June 27, 2012, Euro Pacific also agreed to release us from certain restrictions on our ability to incur debt, to incur liens or to make capital expenditures as stipulated in the note agreement. The purpose of the Third Amendment is to provide us with enhanced flexibility to seek potential sources of financing.

The Company has paid $2,831,950 principle in total. The payment dates and amounts are as follows:

Payment date	Amount
May 14, 2012	$314,000
June 28, 2012	100,000
July 3, 2012	631,000
November 29, 2012	940,500
October 9, 2013	100,000
October 29, 2013	300,000
March 6, 2014	446,450

As of March 31, 2014 and June 30, 2013, the Company’s principal shareholder, Mr. Qu, is obligated to deliver 1,000,000 shares of Common Stock to the Investors if a default occurs.

CONVERTIBLE PROMISSORY NOTES IN DEFAULT AND DUE ON DEMAND

Convertible Notes

On January 5, 2010, pursuant to a Securities Purchase Agreement (the “Securities Purchase Agreement”) with 128 accredited investors (the “Investors”), BPGI sold 6,000,000 units for aggregate gross proceeds of $12,000,000, each unit consisting of an 8% senior convertible promissory note in the principal amount of $2.00 and one Common Stock purchase warrant (collectively, the “Investor Warrants”). By agreement with the Investors, each investor received: (i) a single Note representing the aggregate number of Notes purchased by them as part of the units (each, a “Note” and collectively, the “Notes”) and (ii) a single Investor Warrant exercisable at $2.40 per share subject to certain anti-dilution provisions. The majority of this debt is guaranteed by third-parties and our CEO, Mr. Qu, and a portion is secured by our inventories and fixed assets.

The Notes originally bore interest at 8% per annum, payable quarterly in arrears on the last day of each fiscal quarter of the Company. Principal was originally due on January 5, 2012. Each Note, plus all accrued but unpaid interest thereon, is convertible, in whole but not in part, at any time at the option of the holder, into shares of Common Stock at a conversion price of $2.00 per share, subject to adjustments for certain anti-dilution provisions.

The Convertible Notes were initially recorded at a discounted carrying amount of zero as a result of having allocated a portion of the proceeds to (i) the fair value of the warrants, which were recorded as liabilities stated at fair value, and (ii) a beneficial conversion feature that was not bifurcated as a free standing derivative at the time of issuance or at subsequent reporting dates based on periodic classification assessments. Accretion of the note discount amounted to $0 and $8,997,898 for the years ended June 30, 2013 and 2012, respectively. Accretion of the discount was recorded as a component of interest expense in the accompanying statements of income and comprehensive income. Contractual interest expense amounted to $1,069,261 and $10,875,038 for the years ended June 30, 2013 and 2012, respectively.

The Notes contain certain events of default, including non-payment of interest or principal when due, bankruptcy, failure to maintain a listing of the Common Stock or to make required filings on a timely basis. No premium is payable by us if an event of default occurs. However, upon an Event of Default, and provided no more than 50% of the aggregate face amount of the Notes have been converted, the Investors holding Notes have the right to receive a portion, based on their pro-rata participation in the transaction, of 1,000,000 shares of our Common Stock that have been placed in escrow by our principal shareholder. The shares in escrow will be returned to our principal shareholder when 50% of the aggregate face amount of the Notes has been converted or, if later, when the Notes are repaid.

On December 31, 2011, the Company’s Chinese operating subsidiary determined it was unable to convert a sufficient number of RMB’s needed to repay the notes on their original maturity date of January 5, 2012. As a result, the Company entered into a series of amendments to the Notes with Euro Pacific as representative of the Investors to extend to the maturity date and increase the interest rate on the Notes. Pursuant to the most recent amendment, the maturity date of the notes was extended to April 5, 2013 and the interest rate was increased to 12% per annum. The Company is negotiating with Euro Pacific to extend the maturity date to April 5, 2014 and in connection with such extension, the Company and Euro Pacific proposed to make a payment in the amount equal to 10% of the outstanding principal plus any accrued interest (at the current rate of 12% per annum).

On June 27, 2012, Euro Pacific also agreed to release us from certain restrictions on our ability to incur debt, to incur liens or to make capital expenditures as stipulated in the note agreement. The purpose of the Third Amendment is to provide us with enhanced flexibility to seek potential sources of financing.

The Company has been and is currently in temporary default of this obligation at the previously extended maturity dates. Should the Company be unable to repay the notes in time and in the absence of a further extension of the maturity date, this circumstance would constitute an event of default under the terms of loan agreement. The Company cannot predict what the implications of the non-payment of the loan would be other than it would continue to experience difficulty converting sufficiency currency and will maintain an escrow account of restricted funds intended to secure their repayment. The non-payment of the notes could have a material adverse effect on the Company should the note holders pursue further action. As of the date the financial statements were issued, no written agreement has been entered into in this regard. The Company is unable to predict whether an agreement will be reached.

As of June 30, 2013 and June 30, 2012, the Company’s principal shareholder, Mr. Qu, is obligated to deliver 1,000,000 shares of Common Stock to the Investors if certain Events of Default occur.